Financial Instruments - Balance Sheet Offsetting (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	[1]	$ 19.7	$ 0.3
Derivative, Collateral, Obligation to Return Securities		11.8	10.2
Derivative, Collateral, Obligation to Return Cash		(16.4)	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		15.1	10.5
Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed, Gross	[1]	19.7	0.3
Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed, Collateral, Obligation to Return Securities		11.8	10.2
Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed, Collateral, Obligation to Return Cash		(16.4)	0.0
Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed, Amount Offset Against Collateral		$ 15.1	$ 10.5

[1]	There were no amounts offset in our balance sheets at December 31, 2015 or December 31, 2014.